Fair Value Measurements - Narrative (Details) $ in Thousands		3 Months Ended			7 Months Ended	9 Months Ended		10 Months Ended		12 Months Ended
	Aug. 11, 2021 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 11, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Aug. 10, 2021 USD ($)	Feb. 19, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt		$ 128,504	$ 54,641			$ 128,504		$ 54,641	$ 54,641	$ 54,641
Gain (loss) on debt instrument		$ (14,255)		$ (3,325)		$ (59,916)	$ (5,547)			(20,163)	$ (2,969)
Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage		5.00%				5.00%
Convertible notes												$ 208,600
2020 Term Facility Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, principal amount		$ 35,000	35,000			$ 35,000		35,000	35,000	35,000
Long-term debt		33,949	22,500			33,949		22,500	22,500	22,500
Convertible notes	$ 27,200		25,100		$ 27,200			$ 25,100	$ 25,100	25,100
Gain (loss) on debt instrument		$ 200	$ 1,729		$ 15,134	$ 15,100				$ 1,700
Percentage of principal In addition to unpaid interest Will be converted upon qualified financing										280
Debt conversion, shares issued (in shares) | shares	1,300,000
2019 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, principal amount											$ 15,000
Debt conversion, shares issued (in shares) | shares											1,336,344
3.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage		3.00%	3.00%			3.00%		3.00%	3.00%	3.00%
Long-term debt			$ 21,281					$ 21,281	$ 21,281	$ 21,281
Convertible notes		$ 0	$ 32,106			$ 0		32,106	$ 32,106	$ 32,106
Gain (loss) on debt instrument								$ 10,825
3.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage		3.00%	3.00%			3.00%		3.00%	3.00%	3.00%
Debt instrument, principal amount		$ 21,300	$ 21,300			$ 21,300		$ 21,300	$ 21,300	$ 21,300
Long-term debt		21,281	21,281			21,281		21,281	21,281	21,281
Gain (loss) on debt instrument		$ 1,900				$ 5,986				10,800
Debt conversion, shares issued (in shares) | shares	3,800,000
8.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage		8.00%				8.00%
Long-term debt			8,000					8,000	8,000	8,000
Convertible notes		$ 0	$ 14,789			$ 0		$ 14,789	14,789	$ 14,789
Gain (loss) on debt instrument									$ 4,374
8.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage		8.00%	8.00%			8.00%		8.00%	8.00%	8.00%			8.00%
Debt instrument, principal amount		$ 8,000	$ 8,000			$ 8,000		$ 8,000	$ 8,000	$ 8,000			$ 8,000
Long-term debt		8,000	$ 8,000			8,000		$ 8,000	$ 8,000	8,000
Gain (loss) on debt instrument		$ 13,900				$ 16,108				$ 6,800
Debt conversion, shares issued (in shares) | shares	1,500,000